PROPERTY AND EQUIPMENT	2 Months Ended	9 Months Ended
	Dec. 31, 2023	Sep. 30, 2024
Property And Equipment
PROPERTY AND EQUIPMENT

8.	PROPERTY AND EQUIPMENT

	Computer and Office Equipment	Production Equipment and Other	Leasehold Improvements	Right-of- use Assets	Total
	$	$	$	$	$
COST
Balance - October 31, 2021	16,283	511,167	4,978,088	3,328,032	8,833,570
Additions	-	34,690	3,014,807	951,377	4,000,874
Disposals	-	(2,825)	(10,375)	-	(13,200)
Balance - October 31, 2022	16,283	543,032	7,982,520	4,279,409	12,821,244
Additions	-	434,736	990,469	2,583,661	4,008,866
Disposals	-	(3,339)	(3,862)	(599,707)	(606,908)
Balance - October 31, 2023	16,283	974,429	8,969,127	6,263,363	16,223,202
Additions	-	14,109	226,921	528,980	770,010
Disposals	-	(70,198)	(131,646)	(185,826)	(387,670)
Balance - December 31, 2023	16,283	918,340	9,064,402	6,606,517	16,605,542
ACCUMULATED AMORTIZATION
Balance - October 31, 2021	16,283	196,103	2,017,029	861,571	3,090,986
Amortization for the period	-	114,197	706,567	1,181,543	2,002,307
Disposals	-	(895)	(6,055)	-	(6,950)
Balance - October 31, 2022	16,283	309,405	2,717,541	2,043,114	5,086,343
Amortization for the period	-	94,518	1,108,228	1,312,968	2,515,714
Disposals	-	(2,584)	(802)	(128,735)	(132,121)
Balance - October 31, 2023	16,283	401,339	3,824,967	3,227,347	7,469,936
Amortization for the period	-	26,866	197,164	285,392	509,422
Disposals	-	(54,726)	(47,038)	(92,949)	(194,713)
Balance - December 31, 2023	16,283	373,479	3,975,093	3,419,790	7,784,645
NET BOOK VALUE
Balance - October 31, 2022	-	233,627	5,264,979	2,236,295	7,734,901
Balance - October 31, 2023	-	573,090	5,144,160	3,036,016	8,753,266
Balance – December 31, 2023	-	544,861	5,089,309	3,186,727	8,820,897

For the transition period ended December 31, 2023, amortization capitalized into inventory was $323,007 (years ended October 31, 2023 - $1,937,073; October 31, 2022 - $1,251,391) and expensed amortization was $186,415 (years ended October 31, 2023 - $578,641; October 31, 2022 - $750,916; October 31, 2021 - $180,015).

8.	PROPERTY AND EQUIPMENT

	Computer and Office Equipment	Production Equipment and Other	Land	Leasehold Improvements	Right-of- use Assets	Total
	$	$	$	$	$	$
COST
Balance – October 31, 2023	16,283	974,429	-	8,969,127	6,263,363	16,223,202
Additions	-	14,109	-	226,921	528,980	770,010
Disposals	-	(70,198)	-	(131,646)	(185,826)	(387,670)
Balance – December 31, 2023	16,283	918,340	-	9,064,402	6,606,517	16,605,542
Additions	-	12,820	1,533,793	510,198	2,293,404	4,350,213
Disposals	-	-	-	(5,122)	-	(5,122)
Balance – September 30, 2024	16,283	931,160	1,533,793	9,569,478	8,899,921	20,950,633
ACCUMULATED AMORTIZATION
Balance – October 31, 2023	16,283	401,339	-	3,824,967	3,227,347	7,469,936
Amortization for the period	-	26,866	-	197,164	285,392	509,422
Disposals	-	(54,726)	-	(47,038)	(92,949)	(194,713)
Balance – December 31, 2023	16,283	373,479	-	3,975,093	3,419,790	7,784,645
Amortization for the period	-	100,335	-	927,787	1,126,159	2,154,281
Disposals	-	-	-	(2,945)	-	(2,945)
Balance – September 30, 2024	16,283	473,814	-	4,899,935	4,545,949	9,935,981
NET BOOK VALUE
Balance – December 31, 2023	-	544,861	-	5,089,309	3,186,727	8,820,897
Balance – September 30, 2024	-	457,346	1,533,793	4,669,540	4,353,972	11,014,651

For the nine months ended September 30, 2024, amortization capitalized into inventory was $1,426,186 (December 31, 2023 - $323,007) and expensed amortization was $728,095 (December 31, 2023 - $186,415).